CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (12,648)	$ (9,666)	$ (5,753)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	64	30	17
Amortization of operating lease right-of-use asset	134
Share-based compensation expense	1,483	1,530	1,363
Gain on disposal of property and equipment		(8)
Changes in operating assets and liabilities:
Other receivables due from related parties	(32)		4
Prepayments	(641)	(35)	192
Other payables due to related parties	(41)	45	(19)
Accrued expenses and other liabilities	373	632	(254)
Security deposits	(79)	(2)	8
Payment of operating lease liabilities	(71)
Net cash used in operating activities	(11,458)	(7,474)	(4,442)
Cash flows from investing activities
Acquisition of property and equipment	(394)	(74)
Prepayments for property and equipment			(20)
Proceeds from disposal of property and equipment		18
Net cash used in investing activities	(394)	(56)	(20)
Cash flows from financing activities
Payments of deferred offering costs	(1,030)	(815)
Proceeds from related party loan			131
Repayment of related party loan			(2,450)
Proceeds from issuance of ordinary shares			500
Proceed from issuance of convertible preferred shares			29,792
Proceeds from initial public offering, net	37,990
Proceed from exercise of share options	3	232	86
Net cash used in (provided by) financing activities	36,963	(583)	28,059
Effects of exchange rate on cash	(366)	(161)	4
NET (DECREASE) INCREASE IN CASH	24,745	(8,274)	23,601
CASH AT BEGINNING OF THE YEAR	17,344	25,618	2,017
CASH AT END OF THE YEAR	42,089	$ 17,344	25,618
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	16		19
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING
Conversion of convertible promissory notes and accrued interest into convertible preferred shares			2,014
Conversion of other payable due to related parties into ordinary shares			$ 500
Conversion of convertible preferred shares into ordinary shares	31,806
Deferred IPO costs reclassed to Additional paid-in-capital	1,844
Right-of-use assets obtained in exchange of lease liabilities	$ 941